SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	3 Months Ended
Mar. 31, 2022
Supplemental Cash Flow Information
SCHEDULE OF CHANGES IN WORKING CAPITAL

Changes in working capital for the year ended March 31, 2022 and 2021 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	March 31, 2021
(Increase) in due from related party	(154)	(22)
(Increase) in prepaid expenses	(9)	(15)
(increase) in Sales tax receivable and deferred RTO expense	(198)	(5)
Increase in trade payables and accrued liabilities	270	159
Total changes in working capital	(91)	117